Fair Value Measurements (Details) - Schedule of value of warrant liabilities - USD ($)	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Public [Member]
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of July 1, 2020	$ 7,554,852
Initial measurement on September 18, 2020		7,770,722
Change in valuation inputs or other assumptions	(1,804,852)	(215,870)
Fair value	5,750,000	7,554,852
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of July 1, 2020	230,574
Initial measurement on September 18, 2020		237,630
Change in valuation inputs or other assumptions	52,830	(7,056)
Fair value	288,351	230,574
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of July 1, 2020	7,790,373
Initial measurement on September 18, 2020		8,008,352
Change in valuation inputs or other assumptions	(1,752,022)	(217,979)
Fair value	$ 6,038,351	$ 7,790,373